Note 6 - Warehouse Fund Assets - Warehouse Fund Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Warehouse fund assets (note 6)	$ 44,492	$ 45,353
Warehouse fund assets - non-current	47,536	0
Total warehouse fund assets	92,028	45,353
Liabilities related to warehouse fund assets	0	1,353
Liabilities related to warehouse fund assets - non-current	47,536	0
Total liabilities related to warehouse fund assets	47,536	1,353
Net warehouse fund assets	$ 44,492	$ 44,000